Guarantor Condensed Consolidating Financial Information - Condensed Consolidating Statements of Comprehensive (Loss) Income (Detail 2) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 1,360	$ 1,486	$ 1,508	$ 1,363	$ 1,549	$ 1,632	$ 1,682	$ 1,569	$ 5,717	[1]	$ 6,432	[1]	$ 6,859	[1]
Cost of goods sold	1,147	1,222	1,282	1,111	1,248	1,273	1,311	1,240	4,762		5,072		5,395
Gross profit									955		1,360		1,464
Selling, general and administrative expense									632		685		768
Research and development expense									97		143		164
Employee separation and asset related charges, net									333		21		2
Goodwill impairment									25		0		0
Total expenses									1,087		849		934
Equity in earnings of affiliates									22		20		22
Equity in net loss of subsidiaries									0		0
Interest expense, net									(132)		0		0
Intercompany interest income (expense), net									0
Other income (loss), net									54		19		24
(Loss) income before income taxes	(121)	(107)	(18)	58	120	143	155	132	(188)		550		576
Income Tax Expense (Benefit)									(98)		149		152
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(86)	(29)	(18)	43	79	108	116	98	(90)		401		424
Net Income (Loss) Attributable to Noncontrolling Interest									0		1		1
Net Income (Loss) Attributable to Parent	$ (86)	$ (29)	$ (18)	$ 43	$ 79	$ 107	$ 116	$ 98	(90)		400		423
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									(334)		400		423
Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Net sales									0		0		0
Cost of goods sold									0		0		0
Gross profit									0		0		0
Selling, general and administrative expense									15		0		0
Research and development expense									0		0		0
Employee separation and asset related charges, net									0		0		0
Goodwill impairment									0
Total expenses									15		0		0
Equity in earnings of affiliates									0		0		0
Equity in net loss of subsidiaries									(47)		400
Interest expense, net									(131)
Intercompany interest income (expense), net									44
Other income (loss), net									13		0		0
(Loss) income before income taxes									(136)		400		0
Income Tax Expense (Benefit)									(46)		0		0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(90)		400		0
Net Income (Loss) Attributable to Noncontrolling Interest									0		0		0
Net Income (Loss) Attributable to Parent									(90)		400		0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									(82)		400		0
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net sales									4,044		4,593		5,066
Cost of goods sold									3,708		3,863		4,250
Gross profit									336		730		816
Selling, general and administrative expense									426		429		492
Research and development expense									95		127		147
Employee separation and asset related charges, net									295		11		0
Goodwill impairment									25
Total expenses									841		567		639
Equity in earnings of affiliates									1		0		0
Equity in net loss of subsidiaries									0		0
Interest expense, net									(1)
Intercompany interest income (expense), net									0
Other income (loss), net									92		80		48
(Loss) income before income taxes									(413)		243		225
Income Tax Expense (Benefit)									(89)		75		72
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(324)		168		153
Net Income (Loss) Attributable to Noncontrolling Interest									0		0		0
Net Income (Loss) Attributable to Parent									(324)		168		153
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									(324)		168		153
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net sales									3,269		3,722		3,690
Cost of goods sold									2,650		3,093		3,053
Gross profit									619		629		637
Selling, general and administrative expense									204		256		276
Research and development expense									2		16		17
Employee separation and asset related charges, net									38		10		2
Goodwill impairment									0
Total expenses									244		282		295
Equity in earnings of affiliates									21		20		22
Equity in net loss of subsidiaries									0		0
Interest expense, net									0
Intercompany interest income (expense), net									(44)
Other income (loss), net									(31)		(61)		(24)
(Loss) income before income taxes									321		306		340
Income Tax Expense (Benefit)									40		76		77
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									281		230		263
Net Income (Loss) Attributable to Noncontrolling Interest									0		1		1
Net Income (Loss) Attributable to Parent									281		229		262
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									29		229		262
Eliminations and Adjustments
Condensed Financial Statements, Captions [Line Items]
Net sales									(1,596)		(1,883)		(1,897)
Cost of goods sold									$ (1,596)		(1,884)		(1,908)
Gross profit											1		11
Selling, general and administrative expense									$ (13)		0		0
Research and development expense									0		0		0
Employee separation and asset related charges, net									0		0		0
Goodwill impairment									0
Total expenses									(13)		0		0
Equity in earnings of affiliates									0		0		0
Equity in net loss of subsidiaries									47		(400)
Interest expense, net									0
Intercompany interest income (expense), net									0
Other income (loss), net									(20)		0		0
(Loss) income before income taxes									40		(399)		11
Income Tax Expense (Benefit)									(3)		(2)		3
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									43		(397)		8
Net Income (Loss) Attributable to Noncontrolling Interest									0		0		0
Net Income (Loss) Attributable to Parent									43		(397)		8
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									$ 43		$ (397)		$ 8

[1]	Net sales are attributed to countries based on customer location.